Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 15,936,368	$ (789,596)	$ (2,704,605)	$ (1,352,031)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on sale of subsidiary		316,343	316,343
Stock based compensation	14,180	69,586	1,264,173	139,173
Imputed interest on loans payable		14,548	14,548	30,082
ROU asset amortization expense	71,459	5,013	10,308	9,893
Depreciation	22,799
Changes in current assets and liabilities:
Contract receivable	(13,980,386)
Retention receivable	(24,988,055)
Contract assets	(3,033,223)
Prepaid expense and other current assets	104,877
Deferred tax asset	(3,288,232)
Right-of-use asset			10,309	9,892
Prepaid assets			12,126	(12,126)
Accounts payable	114,339,829	(16,417)	13,690	18,780
Retention payable	26,810,702
Accrued payroll	(161,086)	208,088	273,183	183,516
Accrued interest	6,000	6,000	12,000	12,000
Accrued interest - related party	44,384
Contract liabilities	(4,353,864)
Accrued liabilities - related parties	(750,000)	50,000	100,000	100,000
Accrued income tax	783,381
Other liabilities				(16,842)
Operating lease liabilities	(71,459)	(5,013)	(10,309)	(9,892)
Other current liabilities	174,731
Net cash used in operating activities	107,682,405	(141,448)	(698,542)	(897,448)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash received in acquisition of TRINITY	13,439,400
Cash paid for acquisition of TRINITY	(1,000,000)
Collections on note receivable from affiliate	5,267,276
Cash paid for fixed assets	(26,116)
Net cash provided by investing activities	17,680,560
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	2,863,750	250,000	750,000	600,000
Future receivables obligation	(12,462,502)
Cash used for principal payments on notes payable	(7,538)
Proceeds from exercise of warrants			250,000
Net cash (used in) provided by financing activities	(9,606,290)	250,000	1,000,000	600,000
Net increase in cash and cash equivalents	115,756,675	108,552	301,458	(297,448)
Cash and cash equivalents at beginning of period	328,466	27,008	27,008	324,456
Cash and cash equivalents at end of period	116,085,141	135,560	328,466	27,008
Cash and cash equivalents at end of period - continuing operations	116,085,141		328,466	23,099
Cash and cash equivalents at end of period - discontinued operations				3,909
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	3,590,557
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued upon consummation of acquisition	8,400,000
Note payable issued for acquisition	3,000,000
Common stock issued to directors for conversion of fees	56,250	150,000	150,000
Payment on debt made by related party directly to lender	3,800,000
Common stock issued for conversion of loan payable - related party		250,000	250,000
Common stock issued to officers for conversion of salaries		$ 180,000	180,000
Establish right-of-use asset and liability			11,255	10,130
Common stock issued from shares to be issued			265
Common stock issued for services			$ 113